Long-term debt	12 Months Ended
Dec. 31, 2015
Long-term debt
Long-term debt

11.Long-term debt

On June 17, 2015, the Company issued US$500,000 senior unsecured convertible notes (the “Notes”) to third-parties, SL Camel Holding Ltd. (“SL”), Gaoling Fund L.P and YHG Investment L.P. (“HH”). The Notes bear interest at a coupon rate of 2% per annum with a maturity date of June 17, 2021. The significant terms of the Notes are summarized below:

Conversion and settlement method

The Notes are convertible at any time, at the holders’ option, into the Company’s ADSs, at an initial conversion price of US$55.00 per ADS, subject to adjustments under the terms of the Notes.  Upon conversion, the Company shall pay or deliver its ADSs or cash, or any combination of cash and ADSs at the Company’s election.

Repurchase

If the Company undergoes a Fundamental Change as defined in the agreement of the Notes, holders of the Notes have the right to require the Company to repurchase all or part of the at the repurchase price of 100% of the principal amount plus accrued and unpaid interest.

Redemption

Upon the occurrence of any of the Events of Default as defined in the agreement of the Notes, the outstanding principal and accrued interest of the Notes will become due and payable in full.

Make-whole provision

In an event of Make-Whole Fundamental Change as defined in the agreement of the Notes, the conversion rate applicable to each Note that is surrendered for conversion shall be increased to an amount based on a predetermined formula.

The Company accounted for the Notes under the cash conversion guidance under ASC 470-20 given the conversion option of the Notes is not required to be bifurcated under ASC 815. At issuance, the Company separated the Notes into equity component of RMB569,090 (US$87,852) and debt component of RMB2,534,213 (US$391,215). The allocated issuance costs to the debt component of RMB42,926 (US$6,627) were presented as direct deduction from the principal amounts of the Notes on the consolidated balance sheets. The Company evaluated all the embedded derivative features and concluded that the make-whole provision feature of the Notes should be bifurcated from the debt host. As of the issuance date, the fair value of the make-whole provision feature was immaterial due to the triggering of a fundamental change was determined to being remote.

On October 26, 2015, Make-Whole Fundamental Change and the redemption provision were triggered by the share exchange between Baidu and Ctrip (Note 1). The make-whole provision feature was announced to be effective for the period from October 26, 2015 to December 21, 2015. On December 21, 2015, the make-whole provision feature expired unexercised.

For the year ended December 31, 2015, effective interest rate on the debt component of the Notes was 5.65% and the Company recognized interest expenses of RMB 83,428 (US$12,879).